SCHEDULE OF ADVANCES TO SUPPLIERS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Advances To Suppliers Net
Raw materials purchase	$ 9,480,638	$ 6,406,488
Machinery and equipment	4,973,210	1,918,860
Others	15,451	75,834
Less: allowance for doubtful accounts
Advances to suppliers, net	$ 14,469,299	$ 8,401,182